S000010621 [Member] Investment Objectives and Goals - S000010621 [Member]	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Strategic California Municipal Income Fund (the Fund) seeks total return, with a focus on income exempt from federal income tax and California individual income tax and capital appreciation.